Share-Based Compensation - Schedule of Restricted Share Units and Performance Share Units Activity (Detail) - Omnibus Plan shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	46
Granted, Weighted Average Grant-Date Fair Value | $ / shares	$ 20.52
Nonvested at the end of the period | shares	46
Nonvested at the end of period, Weighted Average Grant-Date Fair Value | $ / shares	$ 20.52
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	248
Granted, Weighted Average Grant-Date Fair Value | $ / shares	$ 21.18
Nonvested at the end of the period | shares	248
Nonvested at the end of period, Weighted Average Grant-Date Fair Value | $ / shares	$ 21.18